Disclosure of subsidiaries (Details)			1 Months Ended	3 Months Ended	12 Months Ended
	Nov. 06, 2017	Nov. 07, 2011	Apr. 30, 2012	Nov. 30, 2019	Aug. 31, 2019
Platinum Group Metals (RSA) (Pty) Ltd. [Member]
Statements [Line Items]
Proportion of ownership interest				100.00%	100.00%
Mnombo Wethu Consultants (Pty) Limited [Member]
Statements [Line Items]
Proportion of ownership interest	49.90%	49.90%		49.90%	49.90%
Waterberg JV Co. [Member]
Statements [Line Items]
Proportion of ownership interest			37.00%	37.05%	37.05%
Lion Battery Technologies Inc [Member]
Statements [Line Items]
Proportion of ownership interest				57.69%	57.69%